Barclays PLC parent company balance sheet	6 Months Ended
Jun. 30, 2018
Barclays PLC parent company balance sheet [abstract]
Barclays PLC parent company balance sheet

22. Barclays PLC parent company balance sheet

	As at	As at
	30.06.18	31.12.17
Assets	£m	£m
Investment in subsidiaries	55,379	39,354
Loans and advances to subsidiaries	27,776	23,970
Financial assets at fair value through the income statement	4,615	4,782
Derivative financial instruments	115	161
Other assets	376	202
Total assets	88,261	68,469

Liabilities
Deposits at amortised cost	525	500
Subordinated liabilities	6,606	6,501
Debt securities in issue	27,883	22,110
Other liabilities	116	153
Total liabilities	35,130	29,264

Equity
Called up share capital	4,278	4,265
Share premium account	17,866	17,780
Other equity instruments	8,943	8,943
Other reserves	394	480
Retained earnings	21,650	7,737
Total equity	53,131	39,205

Total liabilities and equity	88,261	68,469

Investment in subsidiaries

The investment in subsidiaries of £55,379m (December 2017: £39,354m) predominantly relates to investments made into Barclays Bank PLC, and £8,986m (December 2017: £8,986m) of AT1 securities. The increase of £16,025m during the period was driven by the £14,025m holding in Barclays Bank UK PLC and a £2,000m capital injection into Barclays Bank PLC.

Loans and advances to subsidiaries, subordinated liabilities and debt securities in issue

During H118, Barclays PLC issued $4,500m of Fixed and Floating Rate Senior Notes, £1,500m Fixed Rate Senior Notes, €1,055m Fixed Rate Senior Notes and AUD 600m Fixed and Floating Rate Senior Notes included within the debt securities in issue balance of £27,833m (December 2017: £22,110m). Barclays PLC did not issue any subordinated liabilities in the period.

Other reserves

As a result of the adoption of IFRS 9 on 1 January 2018, the available for sale reserve of £86m has been transferred to retained earnings.

Retained earnings

Following the receipt of a dividend in specie from Barclays Bank PLC, representing its holding in Barclays Bank UK PLC, retained earnings increased from £7,737m to £21,650m in H118.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in the subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC and other Barclays Group subsidiaries such as Barclays Bank UK PLC, the Group Service Company and the US Intermediate Holding Company (IHC). In June 2018 the Bank of England published its updated statement of policy on “The Bank of England’s approach to setting a minimum requirement for own funds and eligible liabilities (MREL)”. Accordingly, during the course of the second half of 2018 Barclays expects to restructure certain investments in subsidiaries, including to subordinate internal MREL beneath operating liabilities, to the extent required to achieve compliance with internal MREL requirements which will be in effect from 1 January 2019.